SUPPLEMENT Dated February 17, 2010 To The Prospectuses Date May 1, 2009 For ING SmartDesign Variable Annuity

Issued By ING USA Annuity and Life Insurance Company Through Its Separate Account B

and ING Equi-Select

Issued By ING USA Annuity and Life Insurance Company Through Its Separate Account EQ

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, or to give us alternative allocation instructions, please call our Customer Service Center at 1-800-366-0066.

NOTICE OF LIQUIDATION

Effective after the close of business on April 30, 2010, the following investment portfolio indicated as the Liquidating Portfolio will liquidate and the proceeds will be placed in the investment portfolio indicated as the Surviving Portfolio:

Liquidating Portfolio	Surviving Portfolio
ING Russell Global Large Cap Index 75% Portfolio	ING Intermediate Bond Portfolio (Class S)
(Class S)

Important Information Regarding Liquidation:

The liquidation will be administered pursuant to a liquidation and dissolution plan, which was approved by the board of trustees of the Liquidating Portfolio on December 16, 2009. The plan is subject to shareholder approval. If shareholder approval is obtained, the liquidation and dissolution is expected to take place after the close of business on April 30, 2010. The liquidation and dissolution is being proposed because the Liquidating Portfolio has been less popular with the public than originally anticipated. The Liquidating Portfolio has failed to garner and maintain sufficient assets to reach scale and its management does not anticipate that the Liquidating Portfolio will be able to attract sufficient additional assets in the foreseeable future to maintain viability. Maintaining the Liquidating Portfolio at its current asset levels has been determined not to be beneficial in the long-term to shareholders.

Before the liquidation date, you may reallocate contract value in the Liquidating Portfolio to another investment portfolio currently available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. Contract value remaining in the Liquidating Portfolio on the liquidation date will be placed in the Surviving Portfolio. Thereafter, the Liquidating Portfolio will no longer be available under the contract.

ING USA – Sept. Acc. B – 155339	1	04/30/10

Unless you provide us with alternative allocation instructions, all future allocations directed to the Liquidating Portfolio will be automatically allocated to the Surviving Portfolio. It is important to request a reallocation before the liquidation date if you do not want your contract value in the Liquidating Portfolio to be placed in the Surviving Portfolio.

References in the prospectus to the Liquidating Portfolio are hereby deleted, effective on and after April 30, 2010.

ING USA – Sept. Acc. B – 155339	2	04/30/10

SUPPLEMENT Dated February 17, 2010 To The Current Prospectuses For ING GoldenSelect Granite PrimElite

Issued By ING USA Annuity and Life Insurance Company Through Its Separate Account B

and ING PrimElite

Issued By ING USA Annuity and Life Insurance Company Through Its Separate Account EQ

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, or to give us alternative allocation instructions, please call our Customer Service Center at 1-800-366-0066.

NOTICE OF LIQUIDATION

Effective after the close of business on April 30, 2010, the following investment portfolio indicated as the Liquidating Portfolio will liquidate and the proceeds will be placed in the investment portfolio indicated as the Surviving Portfolio:

Liquidating Portfolio	Surviving Portfolio
Legg Mason Western Asset Variable Money Market	ING Liquid Assets Portfolio (Class S)
Portfolio (formerly Legg Mason Partners Variable
Money Market Portfolio)

Important Information Regarding Liquidation:

The liquidation will be administered pursuant to a liquidation and dissolution plan, which was approved by the board of trustees of the Liquidating Portfolio on February 9, 2010. The liquidation and dissolution is expected to take place after the close of business on April 30, 2010. The liquidation and dissolution of the Liquidating Portfolio was approved by the board of trustees of the Liquidating Portfolio because it has determined that it is in the best interests of the Liquidating Portfolio and its respective shareholders to terminate and wind up the Liquidating Portfolio.

Before the liquidation date, you may reallocate contract value in the Liquidating Portfolio to another investment portfolio currently available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. Contract value remaining in the Liquidating Portfolio on the liquidation date will be placed in the Surviving Portfolio. Thereafter, the Liquidating Portfolio will no longer be available under the contract.

Unless you provide us with alternative allocation instructions, all future allocations directed to the Liquidating Portfolio will be automatically allocated to the Surviving Portfolio. It is important to request a reallocation before the liquidation date if you do not want your contract value in the Liquidating Portfolio to be placed in the Surviving Portfolio.

References in the prospectus to the Liquidating Portfolio are hereby deleted, effective on and after April 30, 2010.

ING USA – Granite PrimElite/PrimElite – 155314	04/30/10